Intangible Assets and Goodwill - Additional Information (Detail) - EUR (€) € in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Disclosure of detailed information about intangible assets [line items]
Additions other than through business combinations, intangible assets other than goodwill	€ 15,977
Intangible assets other than goodwill	69,287	€ 60,800
Additions of intangible assets pending of payment	1,944	845
Commitments for acquisition of intangible assets	676	1,728
Intangible assets whose title is restricted	0	0
Fully amortised intangible assets	231	0
Capitalised development expenditure [member]
Disclosure of detailed information about intangible assets [line items]
Additions other than through business combinations, intangible assets other than goodwill	13,610	26,807
Intangible assets other than goodwill	57,247	49,537
Patents Customer related Intangible Assets Licenses And Similar And Computer Software [Member]
Disclosure of detailed information about intangible assets [line items]
Additions other than through business combinations, intangible assets other than goodwill	1,431	2,413
Internally generated [member] | Capitalised development expenditure [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	€ 13,040	€ 20,204